Derivative Instruments (Details 10) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	$ (350,363)	$ (324,052)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,984,096)	(1,897,333)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(612,907)	(533,639)
Total notional amount	(2,947,366)	(2,755,024)
Fair value	(66,632)	(77,200)
Noninvestment-grade [Member]
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(163,679)	(148,434)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(759,126)	(702,638)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(231,441)	(197,330)
Total notional amount	(1,154,246)	(1,048,402)
Fair value	(54,503)	(59,939)
Investment-grade [Member]
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(186,684)	(175,618)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,224,970)	(1,194,695)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(381,466)	(336,309)
Total notional amount	(1,793,120)	(1,706,622)
Fair value	$ (12,129)	$ (17,261)